Stockholders' deficit and stock-based compensation	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Stockholders' deficit and stock-based compensation [Line Items]
Stockholders' deficit and stock-based compensation

Note 11 — Stockholders’ deficit and stock-based compensation

As of June 30, 2021 and December 31, 2020, the shares of Common Stock authorized, issued and outstanding were as follows:

	Authorized Shares	Issued and Outstanding Shares
December 31, 2020
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	10,865,932
	126,000,000	20,351,411
June 30, 2021
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	17,692,588
	126,000,000	27,178,067

Holders of Class A Common Stock are entitled to one vote per share on any matter submitted to a vote of the stockholders of the Company; holders of Class B Common Stock have no voting rights. Holders of Common Stock are entitled to receive dividends whenever funds are legally available and when declared by the Volta Board, subject to the priority rights of holders of all series of Preferred Stock outstanding.

During the six months ended June 30, 2021, options to purchase 976,522 shares of Class B Common Stock were exercised for $1.1 million.

Shares reserved for issuance

The Company had reserved shares of Common Stock for future issuance as of June 30, 2021 and December 31, 2020 as follows:

	June 30, 2021	December 31, 2020
Conversion of Series A Preferred Stock	7,363,856	7,363,856
Conversion of Series B Preferred Stock	11,090,568	11,090,568
Conversion of Series C Preferred Stock	18,581,768	18,581,768
Conversion of Series C-1 Preferred Stock	665,428	665,428
Conversion of Series C-2 Preferred Stock	7,675,798	7,675,798
Conversion of Series D Preferred Stock	13,266,042	9,374,786
Conversion of Series D-1 Preferred Stock	8,283,574	8,283,574
Preferred Stock warrants	156,745	156,745
Common Stock warrants	8,219,254	8,369,254
Stock option plans:
Options and RSAs outstanding	9,759,451	5,197,616
Shares available for grant	697,370	11,785,727
Total	85,759,854	88,545,120

2014 Stock Plan

Under the 2014 Equity Incentive Plan (“Volta Option Plan”), employees, officers, directors, and consultants of the Company are able to participate in the Company’s future performance through awards of non-qualified stock options, incentive stock options, restricted stock awards, restricted stock awards and stock appreciation rights at the discretion of management and the Volta Board.

Incentive and non-statutory stock options may be granted with exercise prices not less than 100% of the estimated fair value of the Common Stock on the date of grant, as determined by the Volta Board. Options granted to individuals owning over 10% of the total combined voting power of all classes of stock are exercisable up to five years from the date of grant.

The exercise price of any option granted to a 10% stockholder may not be less than 110% of the estimated fair value of the Common Stock on the date of grant, as determined by the Volta Board. Options granted under the Volta Option Plan expire no later than ten years from the date of grant. Options granted under the Volta Option Plan vest over periods determined by the Volta Board, generally over periods of four years. The Volta Option Plan terminates automatically ten years after the earlier of its adoption by the Volta Board or the approval of the Volta Option Plan by the stockholders.

Subject to Volta Board approval at the grant date, if an option includes an “early exercise” feature, then such option shall be exercisable at any time, but any unvested option shares shall be subject to the Company’s right to repurchase them at the original exercise price in the event that the optionee’s service terminates for any reason. If an option does not permit early exercise, then such an option shall not be exercisable with respect to unvested shares.

As of June 30, 2021, there were options and RSAs outstanding to purchase a total of 112,009 Class A shares of Common Stock and 9,491,886 of Class B shares of Common Stock under the Volta Option Plan. As of June 30, 2021, zero options for Class A Common Stock and 697,370 shares of Class B Common Stock were available for issuance under the Volta Option Plan. Option award activity for employees as of June 30, 2021, is as follows:

	Number of options outstanding	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
December 31, 2020	14,469,493	$0.93	8.2	$30,880,726
Options granted	4,186,892	3.35
Options exercised	(509,918)	1.70
Options forfeited	(102,408)	1.76
Options expired	—	—
March 31, 2021	18,044,059	$2.03	8.4	$108,589,869
Options granted	1,370,700	7.77
Options exercised	(316,604)	0.66
Options forfeited	(66,827)	2.41
Options expired	—	—
June 30, 2021	19,031,328	$2.88	8.3	$124,350,693
Options vested and exercisable as of December 31, 2020	1,947,361	$0.63	7.0	$4,734,286
Options vested and exercisable as of March 31, 2021	3,486,657	$1.39	7.9	$21,218,494
Options vested and exercisable as of June 30, 2021	3,422,783	$1.46	7.7	$23,970,041

The aggregate intrinsic value of employee options exercised for the three months ended June 30, 2021 and 2020 was $2.5 million and zero, respectively. The aggregate intrinsic value of employee options exercised for the six months ended June 30, 2021 and 2020 was $5.8 million and $4.1 thousand, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s Common Stock at the date of exercise and the exercise price for in-the-money options.

During the six months ended June 30, 2021, the Company granted 5,557,592 options to purchase shares of its Class B Common Stock at a weighted average exercise price of $4.44 per share, pursuant to the Volta Option Plan.

The weighted average grant date fair value of employee options granted for the three months ended June 30, 2021 and 2020 was $5.03 and $0.63 per share, respectively. The weighted-average grant-date fair value of employee options forfeited for the three months ended June 30, 2021 and 2020 was $2.77 and $0.45 per share, respectively. The weighted-average grant-date fair value of options that vested for the three months ended June 30, 2021 and 2020 was $1.17 and $0.63 per share, respectively. The total fair value of options vested for the three months ended June 30, 2021 and 2020 was $0.6 million and $0.3 million, respectively.

The weighted average grant date fair value of employee options granted for the six months ended June 30, 2021 and 2020 was $4.21 and $0.54 per share, respectively. The weighted-average grant-date fair value of employee options forfeited for the six months ended June 30, 2021 and 2020 was $2.02 and $0.91 per share, respectively. The weighted-average grant-date fair value of options that vested for the six months ended June 30, 2021 and 2020 was $1.85 and $0.62 per share, respectively. The total fair value of options vested for the six months ended June 30, 2021 and 2020 was $5.7 million and $0.8 million, respectively.

Stock-based compensation

Stock-based compensation is estimated using the Black-Scholes option pricing model on the date of grant. The fair value of all options is amortized on a ratable basis over the required service periods of the awards, which are generally the vesting periods.

The weighted-average assumptions that were used in calculating such values for the three months ended June 30, 2021 and 2020 and for the six months ended June 30, 2021 and 2020 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Expected dividend yield	—%	—%	—%	—%
Risk-free interest rate	1.1%	0.4%	0.7%	1.2%
Expected volatility	66.1%	54.2%	59.7%	42.1%
Expected term (in years)	6.1	5.4	5.8	5.9

The Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. Therefore, the expected term of options granted is based on the “simplified method” of expected life, described in U.S. Securities and Exchange Commission’s Staff Accounting Bulletin 107, whose acceptance was extended in Staff Accounting Bulletin 110.

The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

As the Company does not have a trading history for its Common Stock prior to the Business Combination (see Note 17 — Subsequent events), the expected stock price volatility for the Company’s Common Stock was estimated by taking the historic stock price volatility for industry peers based on their price observations over a period equivalent to the expected term of the stock option grants. The Company has no history or expectation of paying cash dividends on its Common Stock. As of June 30, 2021 and 2020, the Company had unrecognized employee stock-based compensation expense of $19.5 million and $2.4 million, respectively, related to unvested stock awards not yet recognized, which is expected to be recognized over an estimated weighted-average period of approximately 3.5 and 2.8 years, respectively.

Compensation expense

Compensation expense related to stock-based awards was recorded in selling, general and administrative in the consolidated statements of operations and comprehensive loss for $1.3 million and $0.3 million for the three months ended June 30, 2021 and 2020, respectively, and $46.8 million and $0.5 million for the six months ended June 30, 2021, respectively.

Partial recourse promissory notes

As of June 30, 2021 and December 31, 2020, the Company had $18.7 million and $10.4 million, respectively of promissory notes outstanding from employees, issued for 1,036,124 restricted stock purchases of Class A Common Stock, for both years, and the exercise of 11,147,195 shares of stock options exercisable for Class B Common Stock in both years. As of June 30, 2021 and December 31, 2020, the Company had $9.0 million and $0.7 million tax paid on employees’ behalf for the awards subject to 83(b) elections which were paid through payroll by the Company in note receivable — employee on the consolidated balance sheets. The promissory notes for the exercise of stock options represent the aggregate exercise price of the options and carry interest rates of 3.25% and 2.26%, respectively, and the principal and interest are due upon the earlier of: (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. The promissory notes for the restricted stock awards represent the aggregate purchase price of the awards and carry interest rates of 2.30% with interest due and payable annually and the principal due upon the earlier of: (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. The promissory notes issued for the taxes paid on behalf of employees relating to restricted stock awards granted during the quarter ended June 30, 2020 represent the amount of taxes paid and carry interest at a rate pf 3.25% per annum compounded annually and the principal and interest are due upon the earlier of: (i) the fourth anniversary of the note’s issuance, or (ii) a termination of employment; or (iii) the date of a change of control. All promissory notes issued are collateralized by the shares issued in exchange for the note and were considered to be partial recourse as they may be surrendered at the then fair market value of a share of Common Stock as determined by the Volta Board. The remainder up to 50% for some notes, or 37.5% for others, of the value of the original principal of the notes is collateralized by the assets of the borrowers. The amount payable is not limited to the fair value of the shares at the time of default or maturity. As such, the shares are not considered exercised for accounting purposes and the shares issued are not reflected as outstanding in the consolidated financial statements until the notes are repaid and the underlying stock options have vested.

Note 10 — Stockholders’ equity and stock-based compensation

As of December 31, 2020 and 2019, the shares of Common Stock authorized, issued and outstanding were as follows:

	Authorized Shares	Issued and Outstanding Shares
December 31, 2019
Class A Common Stock	55,920,000	7,409,330
Class B Common Stock	21,000,000	3,456,714
	76,920,000	10,866,044
December 31, 2020
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	10,865,932
	126,000,000	20,351,411

Holders of Class A Common Stock are entitled to one vote per share on any matter submitted to a vote of the stockholders of the Company; holders of Class B Common Stock have no voting rights. Holders of Common Stock are entitled to receive dividends whenever funds are legally available and when declared by the Volta Board, subject to the priority rights of holders of all series of Preferred Stock outstanding.

Shares reserved for issuance

The Company had reserved shares of Common Stock for future issuance as of December 31, 2020 and 2019 as follows:

	December 31,
	2020	2019
Conversion of Series A Preferred Stock	7,363,856	7,363,856
Conversion of Series B Preferred Stock	11,090,568	11,090,568
Conversion of Series C Preferred Stock	18,581,768	18,581,768
Conversion of Series C-1 Preferred Stock	665,428	665,428
Conversion of Series C-2 Preferred Stock	7,675,798	7,675,798
Conversion of Series D Preferred Stock	9,374,786	—
Conversion of Series D-1 Preferred Stock	8,283,574	—
Preferred Stock warrants	156,745	156,745
Common Stock warrants	8,369,254	7,837,575
Stock option plans:
Options and RSAs outstanding	5,197,616	10,691,126
Shares available for grant	11,785,727	1,528,203
Total	88,545,120	65,591,067

2014 Stock Plan

Under the 2014 Equity Incentive Plan (“Volta Option Plan”), employees, officers, directors, and consultants of the Company are able to participate in the Company’s future performance through awards of non-qualified stock options, incentive stock options, restricted stock awards, restricted stock awards and stock appreciation rights at the discretion of management and the Volta Board.

Incentive and non-statutory stock options may be granted with exercise prices not less than 100% of the estimated fair value of the Common Stock on the date of grant, as determined by the Volta Board. Options granted to individuals owning over 10% of the total combined voting power of all classes of stock are exercisable up to five years from the date of grant.

The exercise price of any option granted to a 10% stockholder may not be less than 110% of the estimated fair value of the Common Stock on the date of grant, as determined by the Volta Board. Options granted under the Volta Option Plan expire no later than ten years from the date of grant. Options granted under the Volta Option Plan vest over periods determined by the Volta Board, generally over periods of four years. The Volta Option Plan terminates automatically ten years after the earlier of its adoption by the Volta Board or the approval of the Volta Option Plan by the stockholders.

Subject to Volta Board approval at the grant date, if an option includes an “early exercise” feature, then such option shall be exercisable at any time, but any unvested option shares shall be subject to the Company’s right to repurchase them at the original exercise price in the event that the optionee’s service terminates for any reason. If an option does not permit early exercise, then such an option shall not be exercisable with respect to unvested shares.

As of December 31, 2020, there were options and RSAs outstanding to purchase a total of 112,009 Class A shares of Common Stock and 4,910,607 of Class B shares of Common Stock under the Volta Option Plan. As of December 31, 2020, zero options for both Class A Common Stock and Class B Common Stock were available for issuance under the Volta Option Plan. Option award activity for employees and non-employees as of December 31, 2020, is as follows:

	Number of options outstanding	Weighted-average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
December 31, 2018	5,457,736	$0.54	8.9	$765,591
Options granted	5,636,140	0.96
Options exercised	(68,903)	0.33
Options forfeited	(393,806)	0.66
Options expired	(8,541)	0.38
December 31, 2019	10,622,626	0.76	8.6	5,836,457
Options granted	4,383,239	1.05
Options exercised	(213,490)	0.49
Options forfeited	(232,113)	0.97
Options expired	(90,769)	0.76
December 31, 2020	14,469,493	$0.93	8.2	$30,880,726
Options vested and exercisable as of December 31, 2019	4,208,556	0.55	8.0	3,180,418
Options vested and exercisable as of December 31, 2020	1,947,361	0.63	7.0	4,734,286

The aggregate intrinsic value of employee options exercised during the years ended December 31, 2020 and 2019 was $0.5 million and $0.1 million, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s Common Stock at the date of exercise and the exercise price for in-the-money options.

The weighted-average grant-date fair value of employee options granted during the years ended December 31, 2020 and 2019 was $0.45 and $0.37 per share, respectively. The weighted-average grant-date fair value of employee options forfeited during the years ended December 31, 2020 and 2019 was $0.38 and $0.24 per share, respectively. The weighted-average grant-date fair value of options that vested during the year ended December 31, 2020 and 2019 was $0.30 and $0.17 per share, respectively. The total fair value of options vested during the years ended December 31, 2020 and 2019 was $0.9 million and $0.2 million, respectively.

Stock-based compensation

Stock-based compensation is estimated using the Black-Scholes option pricing model on the date of grant. The fair value of all options is amortized on a ratable basis over the required service periods of the awards, which are generally the vesting periods.

The weighted-average assumptions that were used in calculating such values during the years ended December 31, 2020 and 2019, were as follows:

	December 31,
	2020	2019
Expected dividend yield	—	—
Risk-free interest rate	0.80%	2.07%
Expected volatility	48.14%	34.39%
Expected term (in years)	6.0	6.0

The Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. Therefore, the expected term of options granted is based on the “simplified method” of expected life, described in U.S. Securities and Exchange Commission’s Staff Accounting Bulletin 107, whose acceptance was extended in Staff Accounting Bulletin 110.

The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

As the Company does not have a trading history for its Common Stock prior to the Business Combination (see Note 17 — Subsequent events), the expected stock price volatility for the Company’s Common Stock was estimated by taking the historic stock price volatility for industry peers based on their price observations over a period equivalent to the expected term of the stock option grants. The Company has no history or expectation of paying cash dividends on its Common Stock. As of December 31, 2020 and 2019, the Company had employee stock-based compensation expense of $3.1 million and $1.7 million related to unvested stock awards not yet recognized, which is expected to be recognized over an estimated weighted-average period of approximately 2.8 years.

Compensation expense

Compensation expense related to stock-based awards was recorded in selling, general and administrative in the consolidated statements of operations and comprehensive loss for $5.3 million and $1.0 million for the years ended December 31, 2020 and 2019, respectively.

Partial recourse promissory notes

As of December 31, 2020 and 2019, the Company had $10.4 million and $1.2 million of promissory notes outstanding from employees, issued for 1,036,124 restricted stock purchases of Class A Common Stock, for both years, and the exercise of 11,147,195 and 2,165,605 shares of stock options exercisable for Class B Common Stock, respectively. The Company recognized $0.7 million tax paid on employees’ behalf for the awards subject to 83(b) elections which were paid through payroll by the Company in note receivable — employee on the consolidated balance sheets. The promissory notes for the exercise of stock options represent the aggregate exercise price of the options and carry interest rates of 3.25% and 2.26%, respectively, and the principal and interest are due upon the earlier of: (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. The promissory notes for the restricted stock awards represent the aggregate purchase price of the awards and carry interest rates of 2.30% with interest due and payable annually and the principal due upon the earlier of: (i) the tenth anniversary of the note’s issuance, or (ii) the date of a change of control. All promissory notes issued are collateralized by the shares issued in exchange for the note and were considered to be partial recourse as they may be surrendered at the then fair market value of a share of Common Stock as determined by the Volta Board. The remainder up to 50% of the value of the original principal of the notes is collateralized by the assets of the borrowers. The amount payable is not limited to the fair value of the shares at the time of default or maturity. As such, the shares are not considered exercised for accounting purposes and the shares issued are not reflected as outstanding in the consolidated financial statements until the notes are repaid and the underlying stock options have vested.

Tortoise Acquisition Corp. II [Member]
Stockholders' deficit and stock-based compensation [Line Items]
Stockholders' deficit and stock-based compensation

NOTE 8. SHAREHOLDERS’ EQUITY

Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. On December 31, 2020, there were 34,500,000 Class A ordinary shares issued and outstanding, including 28,382,615 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share (the “Founder Shares”). On July 29, 2020, the Company issued 7,187,500 Founder Shares. In September 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. On September 10, 2020, the Sponsor transferred 35,000 Founder Shares to each of the Company’s independent directors. All shares and associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Founder Shares outstanding, up to 1,125,000 were subject to forfeiture by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, the 1,125,000 Founder Shares are no longer subject to forfeiture.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of Founder Shares will have the right to elect all of the Company’s directors prior to the Initial Business Combination. On any other matter submitted to a vote of the Company’s shareholders, holders of the Class A ordinary shares and holders of the Founder Shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders except as required by law or stock exchange rule.

The Founder Shares will automatically convert into Class A ordinary shares at the time of the Initial Business Combination on a one-for-one basis (subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Initial Business Combination, the ratio at which Founder Shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Founder Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination).

In connection with the Company entering into the Business Combination Agreement, subject to the closing thereof, the Sponsor and the Initial Shareholders agreed to waive the anti-dilution rights set forth in the Amended and Restated Memorandum and Articles of Association

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. As of December 31, 2020, there were no preference shares issued or outstanding.

NOTE 7. SHAREHOLDERS’ EQUITY

Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. On June 30, 2021 and December 31, 2020, there were 34,500,000 Class A ordinary shares issued and outstanding, including 29,194,155 and 28,382,615 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share (the “Founder Shares”). On July 29, 2020, the Company issued 7,187,500 Founder Shares. In September 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. On September 10, 2020, the Sponsor transferred 35,000 Founder Shares to each of the Company’s independent directors. All shares and associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Founder Shares outstanding, up to 1,125,000 were subject to forfeiture by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The over-allotment option was exercised in full on September 11, 2020; thus, the 1,125,000 Founder Shares are no longer subject to forfeiture.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of Founder Shares will have the right to elect all of the Company’s directors prior to the Initial Business Combination. On any other matter submitted to a vote of the Company’s shareholders, holders of the Class A ordinary shares and holders of the Founder Shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders except as required by law or stock exchange rule.

The Founder Shares will automatically convert into Class A ordinary shares at the time of the Initial Business Combination on a one-for-one basis (subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like), and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of the Initial Business Combination, the ratio at which Founder Shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Founder Shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Initial Business Combination).

In connection with the Company entering into the Business Combination Agreement, subject to the closing thereof, the Sponsor and the Initial Shareholders agreed to waive the anti-dilution rights set forth in the Amended and Restated Memorandum and Articles of Association.

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. As of June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.